Real Estate Investments, Net (Narrative) (Details) $ in Thousands			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 27, 2019 USD ($)	Feb. 06, 2019 USD ($) property	Aug. 30, 2015 USD ($)	Jun. 30, 2020 USD ($) property	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) property	Jun. 30, 2019 USD ($) property	Dec. 31, 2019 USD ($) property	Jun. 30, 2020 USD ($)	Jun. 30, 2020 encumbered_property	Apr. 30, 2020 USD ($) property	Mar. 31, 2020 property	Jan. 31, 2020 USD ($) property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property acquisitions and development costs			$ 82,000				$ 90,985	$ 44,371
Number of properties				200			200				103
Purchase obligation, amount funded									$ 97,800
Assets held for sale									70,839	$ 10,788
Gain on sale of real estate investments				$ 0		$ 0	$ 2,306	6,078
Impairment charges				13,793		19	31,831	19
Revenue from tenants				$ 94,664		96,287	$ 194,899	185,005
LaSalle Tenant
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties | property				4			4
Receivable										12,700
Bad debt expense							$ 300	1,000
NuVista Tenants
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties | property				2			2
Revenue from tenants									1,600
Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale									70,839	10,788
Impairment charges				$ 0		0	$ 18,038	0
Assets held for use
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental impairment charge				13,800			13,800
Impairment charges				$ 13,793		$ 19	$ 13,793	$ 19
Individual business acquisitions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties purchased | property							8	5
Development costs							$ 0	$ 3,434
Multi-tenant MOB
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties purchased | property							1
Single Tenant MOB
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties purchased | property							3
Seniors Housing Communities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties purchased | property							4
Seniors Housing Communities | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate contract sale price												$ 11,800		$ 71,800
Incremental impairment charge							$ 18,000
Number of properties held for sale | property				11			11					11		14
Deposit												$ 300		$ 1,000
Impairment charges					$ 22,600		$ 40,700
Number of real estate properties, not encumbered | property				7			7
Seniors Housing Communities | Assets held for use
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties held for sale | property													3
Catch-up depreciation							$ 700
Medical Office Buildings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property acquisitions and development costs							$ 103,900
Medical Office Buildings | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate contract sale price		$ 45,000								8,600
Number of properties disposed | property		5					1
Gain on sale of real estate investments		$ 6,100
LaSalle Guarantor vs LaSalle Tenant | Settled Litigation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Litigation settlement, amount awarded from other party	$ 7,700
Land
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Construction in progress									10,000
Construction in Progress
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Construction in progress									$ 87,800
Fannie Mae Master Credit Facility | Seniors Housing Communities | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties held for sale | property				1			1
Unencumbered Properties | Seniors Housing Communities | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties held for sale | property				3			3
Florida | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties held for sale | property									3
Prospective consideration for letters of intent										65,000
Florida | Individual business acquisitions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Development costs							$ 9,100
Florida | Seniors Housing Communities | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties held for sale | property				2			2		2
Prospective consideration for letters of intent										$ 53,000